Income Taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax
Net UTB impacting the effective tax rate	$ 333	$ 369	$ 265
Interest and penalties related to unrecognized tax benefits, expense (benefit) recognized on a gross basis	10	2	$ (14)
Interest and penalties related to unrecognized tax benefits, accrued on a gross basis	$ 52	$ 45
Increase (decrease) in effective income tax rate from prior reporting period to current reporting period (as a percent)	(0.80%)	0.20%
Impact of factors that decreased the effective tax rate from prior reporting period to current reporting period (as a percent)	(3.20%)	(2.20%)
Impact of factors that increased the effective tax rate from prior reporting period to current reporting period (as a percent)	2.40%	2.40%
Deferred Tax Assets, Valuation Allowance	$ 47	$ 31
Reconciliation of Effective Income Tax Rate
Statutory U.S. tax rate	35.00%	35.00%	35.00%
State income taxes--net of federal benefit	0.90%	1.10%	0.90%
International income taxes - net	(2.70%)	(3.90%)	(5.80%)
U.S. research and development credit	(0.50%)	(0.50%)	(0.40%)
Reserves for tax contingencies	0.20%	(1.00%)	0.60%
Domestic manufacturer's deduction	(1.80%)	(1.80%)	(1.30%)
Employee share-based payments	(2.80%)	(0.10%)	(0.10%)
All other--net		0.30%
Effective worldwide tax rate (as a percent)	28.30%	29.10%	28.90%
Federal, State and Foreign Tax
Gross UTB Balance at January 1	$ 381	$ 583	$ 659
Additions based on tax positions related to the current year	67	77	201
Additions for tax positions of prior years	43	140	30
Reductions for tax positions of prior years	(66)	(399)	(74)
Settlements (UTB decreases)	(95)	(4)	(154)
Reductions due to lapse of applicable statute of limitations	(11)	(16)	(79)
Gross UTB Balance at December 31	319	$ 381	$ 583
Federal
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 21
Federal | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	20 years
Federal | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	15 years
State
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 1
State | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	10 years
State | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	5 years
International
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers	$ 71
International | Maximum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	3 years
International | Minimum
Tax effected operating loss, capital loss, and tax credit carryovers
Tax effected operating loss, capital loss, and tax credit carryovers, expiration date	1 year